Shareholders' capital Shareholders' Capital - Bonus Deferral RSUs (Details) - Bonus Deferral Restricted Stock Units - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	0
Granted, including dividends (in shares)		131,611.02
Exercised (in shares)		(4,544.67)
Ending balance (in shares)	127,066	0
Weighted average grant-date fair value
Beginning balance (CAD per share)	$ 0.00
Granted, including dividends (CAD per share)		$ 12.82
Exercised (CAD per share)		12.82
Ending balance (CAD per share)	$ 12.82	$ 0.00
Outstanding, aggregate intrinsic value	$ 1,745	$ 0
Granted, including dividends, aggregate intrinsic value		0
Exercised, aggregate intrinsic value		$ 61